Revenue - Schedule of Revenue Disaggregated (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Disaggregated [Line Items]
Total revenues	$ 22,854,385	$ 20,733,716
Wholesale oils [Member]
Schedule of Revenue Disaggregated [Line Items]
Total revenues	7,586,475	4,436,210
High protein meals [Member]
Schedule of Revenue Disaggregated [Line Items]
Total revenues	5,644,752	5,346,643
Toll crushing service [Member]
Schedule of Revenue Disaggregated [Line Items]
Total revenues	84,155
Seeds [Member]
Schedule of Revenue Disaggregated [Line Items]
Total revenues
Other sales [Member]
Schedule of Revenue Disaggregated [Line Items]
Total revenues	168,105	68,416
Retail oils [Member]
Schedule of Revenue Disaggregated [Line Items]
Total revenues	$ 9,370,898	$ 10,882,447